Eaton Vance
National Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.6%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Chapman University, 1.867%, 4/1/29	$5,160	$ 4,362,185
Cornell University, 4.835%, 6/15/34	13,250	13,171,877
Grand Canyon University, 4.125%, 10/1/24	20,000	19,925,000
		$ 37,459,062
Hospital — 0.7%
Adventist Health System, 5.757%, 12/1/34	$10,000	$ 9,995,931
Sutter Health, 5.164%, 8/15/33	14,000	14,045,189
UPMC, 1.803%, 4/15/26	7,650	7,153,983
		$ 31,195,103
Total Corporate Bonds (identified cost $66,168,951)		$ 68,654,165

Tax-Exempt Municipal Obligations — 94.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.9%
Delaware Valley Regional Finance Authority, PA, (LOC: TD Bank, N.A.), 3.90%, 11/1/55(1)	$19,500	$ 19,500,000
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/47(2)	10,000	10,903,700
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	9,265	10,220,407
		$ 40,624,107
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(3)	$14,652	$ 2,637,417
		$ 2,637,417
Education — 5.9%
Arlington Higher Education Finance Corp., TX, (Harmony Public Schools), (PSF Guaranteed), 4.00%, 2/15/49	$3,500	$ 3,356,150
Clifton Higher Education Finance Corp., TX, (Idea Public Schools), (PSF Guaranteed), 4.00%, 8/15/49	3,500	3,371,725
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	45	40,681
Massachusetts Development Finance Agency, (Boston University), 5.00%, 10/1/46	11,855	12,111,187
Security	Principal Amount (000's omitted)	Value
Education (continued)
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/49	$2,750	$ 2,923,910
New York Dormitory Authority, (Cornell University), 5.50%, 7/1/54	10,000	11,406,700
New York Dormitory Authority, (New York University), 5.00%, 7/1/49	14,360	15,119,070
Ohio State University, 5.25%, 12/1/46	14,315	16,003,025
Oregon State University:
4.00%, 4/1/44	4,500	4,450,455
5.00%, 4/1/45(4)	8,000	8,532,000
Pennsylvania Economic Development Financing Authority, (Villanova University), 4.00%, 8/1/54	5,860	5,683,848
Pennsylvania State University, 4.00%, 9/1/50	5,920	5,753,470
Philadelphia Authority for Industrial Development, PA, (Temple University), 5.00%, 4/1/45	5,000	5,014,050
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	3,500	2,788,660
Texas A&M University, 4.00%, 5/15/49	5,000	4,895,700
Texas State University System, 4.00%, 3/15/49	4,750	4,579,380
University of California:
5.00%, 5/15/36	20,000	23,446,000
5.00%, 5/15/38	21,245	24,702,624
5.00%, 5/15/42	6,205	7,057,443
University of California Medical Center, 5.00%, 5/15/47	28,170	30,659,946
University of Massachusetts Building Authority, 5.00%, 11/1/52	20,000	21,234,000
University of Oregon:
5.00%, 4/1/48	12,470	12,898,469
5.00%, 4/1/50	12,500	13,105,000
University of Texas, 4.00%, 7/1/42	4,900	4,860,212
Utah Board of Higher Education, (Dixie State University), 4.00%, 6/1/44	6,625	6,656,999
Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 4.00%, 11/1/50	5,000	4,944,600
		$ 255,595,304
Electric Utilities — 4.7%
Austin, TX, Electric Utility System Revenue, 5.00%, 11/15/48	$10,000	$ 10,824,600
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	16,020	12,353,823
Energy Northwest, WA, 5.00%, 7/1/40	5,000	5,668,500
Fayetteville, NC, Public Works Commission Revenue:
4.50%, 3/1/49	15,710	16,246,811
5.00%, 3/1/46	5,000	5,460,200
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 4.70%, 10/1/42(5)	20,000	20,000,000

Eaton Vance
National Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Long Island Power Authority, NY, Electric System Revenue, Green Bonds, 5.00%, 9/1/48	$5,000	$ 5,435,450
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/37	10,000	11,657,400
5.00%, 7/1/39	16,640	19,239,667
5.00%, 7/1/40	2,150	2,460,933
5.00%, 7/1/41	3,400	3,871,172
5.00%, 7/1/42	2,600	2,948,114
(SPA: Barclays Bank PLC), 4.65%, 7/1/34(5)	12,000	12,000,000
New York Power Authority, Green Bonds, 4.00%, 11/15/50	5,000	4,865,450
Omaha Public Power District, NE:
5.00%, 2/1/47	20,000	21,651,600
5.25%, 2/1/48	10,000	10,989,000
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/49	11,000	12,104,290
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/43	8,210	8,172,727
South Carolina Public Service Authority, 5.00%, 12/1/46	12,600	12,608,442
Utility Debt Securitization Authority, NY, 5.00%, 12/15/40	5,000	5,794,050
		$ 204,352,229
Escrowed/Prerefunded — 0.5%
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), Prerefunded 11/15/31, 5.00%, 5/15/46	$65	$ 71,008
New Jersey Economic Development Authority, (School Facilities Construction):
Prerefunded to 12/15/28, 5.00%, 6/15/34	8,460	9,158,881
Prerefunded to 12/15/28, 5.00%, 6/15/35	13,300	14,398,713
		$ 23,628,602
General Obligations — 18.2%
Alamo Community College District, TX, 4.50%, 8/15/47	$4,000	$ 4,088,720
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,900	3,715,608
Azle Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/49	6,375	6,163,605
4.00%, 2/15/54	5,235	4,970,632
Beaverton School District No. 48J, OR, 5.00%, 6/15/52	15,000	16,108,650
Bend, OR:
5.00%, 6/1/38	3,345	3,850,296
5.00%, 6/1/39	3,315	3,794,349
5.00%, 6/1/41	3,740	4,240,188
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Bend, OR: (continued)
5.00%, 6/1/42	$4,065	$ 4,592,678
Bergen County Improvement Authority, NJ, (County Courthouse Project):
5.00%, 6/1/44	3,500	3,933,475
5.00%, 6/1/49	3,750	4,132,387
Bethel Park School District, PA, 5.25%, 8/1/42	5,185	5,785,890
California:
5.00%, 9/1/41	7,000	7,965,580
5.00%, 11/1/42	25,000	27,931,500
Chicago Board of Education, IL:
5.00%, 12/1/30	9,000	9,238,140
5.00%, 12/1/42	10,405	10,404,272
5.00%, 12/1/44	20,515	20,625,371
5.875%, 12/1/47	6,500	7,122,050
Chicago, IL:
4.00%, 1/1/35	2,500	2,506,075
5.00%, 1/1/44	12,350	12,614,043
5.25%, 1/1/38	6,750	7,287,367
5.50%, 1/1/39	5,000	5,443,550
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/43	5,000	5,505,250
5.00%, 2/15/44	5,150	5,648,159
Denton County, TX, 4.00%, 7/15/49	10,000	9,693,100
District of Columbia, 4.00%, 2/1/46	15,180	14,761,336
Fayetteville School District No. 1, AR, 4.00%, 2/1/46(4)	12,000	11,618,880
Fort Bend Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/49	4,000	3,876,040
Galveston Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/47	16,500	16,170,000
Hacienda La Puente Unified School District, CA, (Election of 2016), 5.00%, 8/1/47	8,265	8,979,840
Harris County Flood Control District, TX:
Sustainability Bonds, 4.00%, 9/15/48	10,000	9,689,900
Sustainability Bonds, 4.25%, 10/1/47	10,940	10,978,290
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	10,855	11,646,329
Humble Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/54	4,500	4,287,240
5.00%, 2/15/47	10,250	10,980,825
Hurst-Euless-Bedford Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/50	14,555	14,098,701
Illinois:
4.00%, 7/1/37	15,000	14,874,600
4.25%, 5/1/46	10,000	9,812,100

Eaton Vance
National Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois: (continued)
5.00%, 11/1/24	$11,295	$ 11,339,050
5.00%, 2/1/27	18,500	18,517,390
5.00%, 2/1/29	15,000	15,510,000
5.00%, 5/1/39	10,000	9,999,800
5.25%, 5/1/45	3,000	3,280,410
5.50%, 5/1/39	870	952,885
5.50%, 3/1/42	11,700	12,957,984
5.75%, 5/1/45	890	967,110
King County, WA, (SPA: TD Bank, N.A.), 4.60%, 1/1/46(5)	15,500	15,500,000
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	7,175	6,967,786
Los Angeles Community College District, CA, 5.00%, 8/1/38	4,780	5,601,300
Massachusetts:
3.00%, 4/1/49	10,000	7,860,100
5.00%, 5/1/48	10,000	10,839,100
Midland Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/47	15,000	16,310,400
Milpitas Unified School District, CA, (Election of 2018), 4.00%, 8/1/41	4,390	4,516,169
New York, 5.00%, 3/15/40	4,865	5,549,068
New York, NY:
4.00%, 9/1/46	10,000	9,860,900
4.00%, 4/1/50	5,000	4,892,450
5.00%, 3/1/50	12,350	13,113,106
5.25%, 5/1/42	3,335	3,713,956
5.25%, 3/1/47	10,000	11,153,500
5.25%, 10/1/47	5,000	5,504,700
(LOC: U.S. Bank, N.A.), 4.90%, 4/1/38(5)	15,000	15,000,000
(SPA: Barclays Bank PLC), 4.90%, 6/1/44(5)	12,000	12,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.70%, 6/1/44(5)	10,000	10,000,000
Northwest Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	20,000	21,512,600
Norwood, MA, 4.00%, 9/15/47	11,065	10,816,148
Oregon City School District No. 62, OR, 5.00%, 6/15/49	6,500	6,762,535
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48	5,000	5,431,350
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	15,000	14,218,500
Puerto Rico:
4.00%, 7/1/41	7,551	7,062,683
5.625%, 7/1/29	10,762	11,557,263
5.75%, 7/1/31	12,303	13,685,332
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(2)	$12,000	$ 12,971,760
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 4.00%, 7/1/53	8,500	8,289,880
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/46	11,230	11,214,839
Santa Clarita Community College District, CA, (Election of 2016), 5.25%, 8/1/48	10,000	11,146,900
Spring Branch Independent School District, TX, (PSF Guaranteed), 4.50%, 2/1/47	8,750	8,934,100
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47	13,000	13,049,270
Waco Independent School District, TX, (PSF Guaranteed), 4.125%, 8/15/47	6,000	5,936,700
Washington:
5.00%, 6/1/40	5,350	5,628,360
5.00%, 6/1/41	5,465	5,740,928
5.00%, 6/1/42	5,950	6,238,396
Waxahachie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/49	6,750	6,516,180
Wisconsin, 4.00%, 5/1/41	7,090	7,141,332
Wylie Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/49	9,380	9,125,052
4.25%, 2/15/54	5,000	4,980,600
Ysleta Independent School District, TX, (PSF Guaranteed):
4.25%, 8/15/56	11,000	10,911,340
5.00%, 8/15/56(2)	5,000	5,306,500
		$ 795,220,728
Hospital — 11.2%
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	$10,000	$ 10,476,400
5.00%, 4/1/52	10,000	10,355,800
California Health Facilities Financing Authority, (Adventist Health System), 5.25%, 12/1/44	2,750	3,014,880
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	13,845	14,912,311
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	7,590	7,636,527
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.25%, 7/1/54	12,000	12,819,840
Charlotte-Mecklenburg Hospital Authority, NC, (Carolinas HealthCare System), (SPA: JPMorgan Chase Bank, N.A.), 4.65%, 1/15/37(5)	5,600	5,600,000

Eaton Vance
National Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (AdventHealth Obligated Group):
3.00%, 11/15/51	$10,000	$ 7,618,400
4.00%, 11/15/50	6,530	6,184,106
Colorado Health Facilities Authority, (Intermountain Healthcare):
4.00%, 5/15/52	11,955	11,394,908
5.00%, 5/15/45	3,750	4,067,063
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/41	5,295	5,382,368
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	3,220	3,143,944
Geisinger Authority, PA, (Geisinger Health System):
4.00%, 6/1/41	8,000	7,864,960
4.00%, 2/15/47	9,105	8,713,849
Greenville Health System, SC, 5.00%, 5/1/39	2,500	2,500,875
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital):
4.00%, 10/1/47	10,805	10,291,222
(SPA: Bank of America, N.A.), 4.60%, 10/1/41(5)	7,110	7,110,000
Illinois Finance Authority, (Northwestern Memorial HealthCare), 4.00%, 7/15/47	12,500	11,845,625
Indiana Finance Authority, (Franciscan Alliance, Inc.), 5.00%, 11/1/41	5,000	5,050,300
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/46	10,500	10,884,510
Lehigh County General Purpose Authority, PA, (Lehigh Valley Health Network), 4.00%, 7/1/49	5,000	4,699,800
Maricopa County Industrial Development Authority, AZ, (Banner Health):
4.00%, 1/1/44	15,000	14,569,500
Series 2019-E, 4.00%, 1/1/45	9,000	8,660,610
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	11,900	11,950,932
Massachusetts Development Finance Agency, (Boston Children's Hospital), 4.00%, 3/1/54	7,000	6,805,960
Massachusetts Development Finance Agency, (Mass General Brigham, Inc.), 5.00%, 7/1/54	5,000	5,328,350
Massachusetts Development Finance Agency, (Partners HealthCare System), 4.00%, 7/1/41	8,500	8,355,840
Michigan Finance Authority, (Beaumont Health Credit Group), 5.00%, 11/1/44	11,000	11,120,890
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	11,795	11,057,695
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 12/1/49	5,645	5,344,912
5.00%, 12/1/41	5,395	5,632,056
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Michigan Finance Authority, (Trinity Health Credit Group): (continued)
5.00%, 12/1/45	$10,000	$ 10,121,100
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/39	6,405	6,385,080
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group), 4.00%, 1/1/49	15,000	14,558,100
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00%, 1/1/45	5,975	5,797,303
5.00%, 1/1/44	6,000	6,002,400
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	18,120	17,091,871
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	10,750	10,316,452
5.00%, 11/15/38	4,340	4,342,344
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: TD Bank, N.A.), 3.50%, 7/1/43(1)	13,000	13,000,000
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	8,090	8,489,727
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	1,145	1,107,639
North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	5,565	5,335,555
Ohio, (Childrens Hospital Medical Center), 5.25%, 8/15/48	3,500	3,849,230
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 11/15/42	3,660	3,492,152
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	11,620	12,058,423
South Carolina Jobs-Economic Development Authority, (Anmed Health), 4.25%, 2/1/48	7,240	7,306,318
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/44	5,520	5,379,350
South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), (LOC: TD Bank, N.A.), 4.95%, 5/1/48(5)	5,300	5,300,000
South Dakota Health and Educational Facilities Authority, (Sanford Health), 5.00%, 11/1/44	10,000	10,017,600
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	5,000	4,737,550
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/45	8,000	8,080,480
University of North Carolina Hospitals at Chapel Hill, (SPA: TD Bank, N.A.), 3.88%, 2/1/29(1)	3,375	3,375,000

Eaton Vance
National Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Utah County, UT, (IHC Health Services, Inc.), 4.00%, 5/15/47	$8,565	$ 8,263,598
Virginia Commonwealth University Health System Authority, 4.00%, 7/1/54	20,000	19,071,000
Washington Health Care Facilities Authority, (Seattle Children's Hospital), 4.00%, 10/1/45	5,000	4,888,800
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 4.00%, 11/15/43	4,625	4,429,501
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.00%, 11/15/46	8,600	8,148,930
Wisconsin Health and Educational Facilities Authority, (Children's Hospital of Wisconsin, Inc.), 4.00%, 8/15/42	11,015	10,684,220
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 5.00%, 12/15/44	5,650	5,653,559
		$ 487,677,715
Housing — 2.9%
California Community Housing Agency, (Summit at Sausalito Apartments), 3.00%, 2/1/57(6)	$7,355	$ 5,289,642
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(6)	25,275	17,971,536
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(6)	9,930	7,226,657
Delaware Housing Authority, (FHLMC), (FNMA), (GNMA), 4.60%, 7/1/44	2,000	2,023,480
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 10/1/44	4,000	4,018,880
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.00%, 6/1/53	2,300	2,361,962
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,178,000
Missouri Housing Development Commission, SFMR:
(FHLMC), (FNMA), (GNMA), 3.30%, 12/1/47	1,322	1,205,485
(FHLMC), (FNMA), (GNMA), 3.40%, 11/1/46	2,196	2,024,870
(FHLMC), (FNMA), (GNMA), 4.45%, 11/1/44	1,250	1,260,850
(FHLMC), (FNMA), (GNMA), 4.60%, 11/1/49	1,000	995,750
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, (FHLMC), (FNMA), (GNMA), 4.45%, 9/1/48	1,490	1,450,709
New York City Housing Development Corp., NY:
Green Bonds, 2.60%, 11/1/46	3,000	2,160,240
Sustainability Bonds, (SPA: TD Bank, N.A.), 3.89%, 5/1/50(1)	20,000	20,000,000
Security	Principal Amount (000's omitted)	Value
Housing (continued)
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43	$2,975	$ 2,991,184
Pennsylvania Housing Finance Agency, SFMR:
Social Bonds, 4.75%, 10/1/49	11,330	11,386,990
Social Bonds, 5.00%, 10/1/50	7,335	7,564,145
Sustainability Bonds, 5.45%, 4/1/51	5,000	5,246,600
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31(7)	10,640	10,640,000
Utah State University, 4.00%, 4/1/48	10,875	10,463,164
Virginia Housing Development Authority:
5.125%, 11/1/43	4,240	4,496,393
5.25%, 11/1/48	2,250	2,333,318
		$ 125,289,855
Industrial Development Revenue — 2.0%
Montgomery County Industrial Development Authority, PA, (Constellation Energy Generation, LLC), 4.10% to 4/3/28 (Put Date), 4/1/53	$250	$ 254,960
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	25,000	24,517,250
(AMT), 5.00%, 10/1/40	41,585	43,291,649
(AMT), 6.00%, 4/1/35	7,360	8,324,086
South Carolina Jobs-Economic Development Authority, (International Paper Co.), (AMT), 4.00% to 4/1/26 (Put Date), 4/1/33	10,000	10,014,500
Valparaiso, IN, (Pratt Paper IN, LLC), (AMT), 4.875%, 1/1/44(6)	2,000	2,071,540
		$ 88,473,985
Insured - Education — 0.1%
University of Oklahoma:
(BAM), 5.00%, 7/1/40	$700	$ 783,475
(BAM), 5.00%, 7/1/42	865	957,218
(BAM), 5.00%, 7/1/43	775	852,810
		$ 2,593,503
Insured - Electric Utilities — 0.1%
Brownsville, TX, Utility System Revenue, (BAM), 5.00%, 9/1/51	$1,195	$ 1,243,338
Garland, TX, Electric Utility System Revenue, (AGM), 4.25%, 3/1/48	1,750	1,743,927
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.00%, 5/15/49	3,500	3,805,900
		$ 6,793,165

Eaton Vance
National Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 0.9%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$ 37,582,307
		$ 37,582,307
Insured - General Obligations — 0.9%
Clark County School District, NV, (AGM), 4.25%, 6/15/41	$5,000	$ 5,088,750
Little Rock School District, AR, (BAM), 4.00%, 2/1/49(4)	5,150	4,986,900
Lumberton Municipal Utility District, TX, (AGM), 3.00%, 8/15/52	5,045	3,701,517
Nassau County, NY, (AGM), 5.00%, 4/1/49	10,335	10,954,066
Sienna Parks and Levee Improvement District of Fort Bend County, TX, (BAM), 3.75%, 9/1/48	10,450	9,177,608
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	5,835	5,516,642
		$ 39,425,483
Insured - Hospital — 0.4%
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), (AGM), 5.00%, 8/15/49	$12,510	$ 13,424,481
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54(4)	3,500	3,473,645
		$ 16,898,126
Insured - Housing — 0.0%(8)
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.50%, 7/1/54	$1,250	$ 1,360,363
		$ 1,360,363
Insured - Special Tax Revenue — 1.4%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 35,813,594
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	11,000	12,028,610
(NPFG), 5.50%, 1/1/30	3,080	3,433,830
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	10,440	10,408,262
		$ 61,684,296
Insured - Transportation — 1.6%
Burbank-Glendale-Pasadena Airport Authority, CA, (AGM), (AMT), 4.25%, 7/1/43	$2,115	$ 2,105,651
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	13,335	7,033,546
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.25%, 7/1/53	$12,000	$ 12,753,840
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 5.00%, 3/1/49	10,000	10,238,000
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	4,000	3,978,960
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/48	8,900	8,669,490
Green Bonds, (BAM), 4.00%, 11/15/48	8,000	7,816,720
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AGM), (AMT), 5.00%, 6/30/54	10,000	10,324,500
Sustainability Bonds, (AGM), (AMT), 5.00%, 6/30/49	8,650	8,971,088
		$ 71,891,795
Lease Revenue/Certificates of Participation — 3.0%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/53	$12,000	$ 13,095,120
California State Public Works Board:
5.00%, 4/1/38	225	261,025
5.00%, 4/1/42	4,500	5,099,670
Colorado, Certificates of Participation, 6.00%, 12/15/40	5,045	6,017,878
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/47	5,425	5,296,156
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	9,185	9,490,034
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	12,700	13,793,724
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.25%, 6/15/44	3,600	3,621,276
5.00%, 6/15/46	6,000	6,485,220
5.00%, 6/15/50	20,500	20,995,690
2019 Series AA, 5.25%, 6/15/43	10,000	10,449,700
2019 Series BB, 4.00%, 6/15/50	15,000	14,309,400
2020 Series AA, 4.00%, 6/15/50	15,000	14,309,400
2022 Series CC, 5.25%, 6/15/43	5,750	6,355,130
		$ 129,579,423
Nursing Home — 0.0%(8)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$1,145	$ 1,150,198
		$ 1,150,198

Eaton Vance
National Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 3.4%
Black Belt Energy Gas District, AL, 5.25% to 10/1/30 (Put Date), 1/1/54	$11,250	$ 12,055,162
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	38,870	35,886,339
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	10,330	11,301,433
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	250	100,000
Kentucky Public Energy Authority, Gas Supply Revenue, 5.00% to 8/1/32 (Put Date), 1/1/55	7,025	7,423,247
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 12/1/30 (Put Date), 5/1/54	11,750	12,453,590
5.00% to 6/1/31 (Put Date), 12/1/53	12,500	13,370,250
5.00% to 9/1/30 (Put Date), 9/1/53	10,000	10,622,200
Minnesota Municipal Gas Agency, (Liq: Royal Bank of Canada), 4.571%, (67% of SOFR + 1.00%), 12/1/52(9)	12,500	12,498,000
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	10,750	11,520,668
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	10,000	10,295,300
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue, 4.391%, (66% of 3 mo. SOFR + 0.86%), 9/15/27(9)	3,850	3,849,038
Tobacco Settlement Financing Corp., NJ, 5.25%, 6/1/46	5,270	5,450,392
		$ 146,825,619
Senior Living/Life Care — 1.0%
California Public Finance Authority, (Enso Village), Green Bonds, 2.375%, 11/15/28(6)	$645	$ 634,564
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	7,497,040
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(6)	5,550	6,747,468
Public Finance Authority, WI, (Searstone CCRC), 3.00%, 6/1/28(6)	11,945	11,702,158
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 5.25%, 11/15/28	10,000	10,041,600
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	702,647
6.75%, 11/15/51	3,250	3,031,892
6.875%, 11/15/55	200	187,930
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 4.20%, 8/15/28	$4,000	$ 3,974,400
		$ 44,519,699
Special Tax Revenue — 9.6%
Central Puget Sound Regional Transit Authority, WA, Sales and Motor Vehicle Excise Tax Revenue:
Green Bonds, 4.00%, 11/1/46	$11,825	$ 11,633,080
Green Bonds, 5.00%, 11/1/41	13,840	14,191,121
Dallas Area Rapid Transit, TX, Sales Tax Revenue:
3.00%, 12/1/47	7,825	6,064,453
4.00%, 12/1/51	3,820	3,656,389
Hampton Roads Transportation Accountability Commission, VA, 5.00%, 7/1/48	10,790	11,132,475
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/48	5,405	5,259,551
4.00%, 7/1/51	12,705	12,330,330
5.00%, 7/1/44(4)	1,500	1,656,435
5.00%, 7/1/45(4)	2,000	2,199,820
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
4.00%, 6/15/50	12,060	11,288,884
5.00%, 6/15/50	4,465	4,616,274
Michigan Trunk Line Fund:
4.00%, 11/15/45	9,925	9,724,118
5.00%, 11/15/46	18,000	19,844,640
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	230	0
5.35%, 5/1/38(7)	80	0
5.75%, 5/1/38	310	312,545
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	5,000	5,028,000
4.00%, 5/1/45	10,000	9,850,900
4.00%, 8/1/48	10,000	9,697,800
5.00%, 5/1/39	14,770	16,797,035
5.00%, 5/1/40	5,000	5,641,050
5.00%, 11/1/46(2)	13,000	14,108,770
5.00%, 5/1/53	10,000	10,770,400
(SPA: JPMorgan Chase Bank, N.A.), 4.70%, 8/1/39(5)	12,000	12,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.70%, 8/1/42(5)	10,000	10,000,000
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	15,220	14,911,643

Eaton Vance
National Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue: (continued)
5.25%, 3/15/52	$5,000	$ 5,532,100
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/49	5,000	4,842,800
5.00%, 3/15/39	10,000	10,505,500
New York State Urban Development Corp., Personal Income Tax Revenue:
5.00%, 3/15/49	25,000	26,953,250
Green Bonds, 4.00%, 3/15/50	25,185	24,486,116
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/49	10,000	10,917,500
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	5,000	4,930,850
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,731,700
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	19,385	6,268,527
5.00%, 7/1/58	38,291	38,299,041
Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/47	13,000	14,252,420
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	355	335,958
Series A2, 5.80%, 5/1/35(7)	295	201,697
Sterling Hill Community Development District, FL, 6.20%, 5/1/35(7)	1,532	704,558
Triborough Bridge and Tunnel Authority, NY:
Series 2021A, 5.00%, 5/15/51	6,500	6,922,565
Green Bonds, 5.25%, 5/15/47	8,065	8,913,841
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	5,000	4,859,750
4.00%, 5/15/54	10,000	9,603,100
5.00%, 5/15/54	5,000	5,444,200
5.25%, 5/15/59	7,000	7,709,800
		$ 419,130,986
Student Loan — 0.0%(8)
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$1,730	$ 1,724,689
		$ 1,724,689
Transportation — 19.9%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 5.00%, 1/1/51	$12,775	$ 13,165,404
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Atlanta, GA, Airport Revenue:
Green Bonds, 5.00%, 7/1/44	$7,000	$ 7,702,450
Green Bonds, (AMT), 5.25%, 7/1/41	5,820	6,411,778
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/38	6,175	6,443,242
Bay Area Toll Authority, CA, (San Francisco Bay Area), (LOC: Barclays Bank PLC), 4.55%, 4/1/55(5)	20,115	20,115,000
Burbank-Glendale-Pasadena Airport Authority, CA:
(AMT), 5.25%, 7/1/42	3,000	3,303,120
(AMT), 5.25%, 7/1/44	3,300	3,614,457
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/48(2)	4,000	4,360,240
Chicago, IL, (Midway International Airport):
5.00%, 1/1/41	6,000	6,074,340
(AMT), 5.00%, 1/1/39	4,000	4,287,520
(AMT), 5.00%, 1/1/40	4,000	4,261,200
Chicago, IL, (O'Hare International Airport):
4.00%, 1/1/44	9,500	9,335,745
(AMT), 5.00%, 1/1/34	12,500	12,543,625
(AMT), 5.00%, 1/1/47	22,085	22,259,471
(AMT), 5.00%, 1/1/53	14,370	14,469,297
(AMT), 5.25%, 1/1/53	11,500	12,062,465
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 4.00%, 11/1/45	10,000	9,822,400
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	5,000	5,005,400
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	5,000	4,871,750
(AMT), 5.00%, 12/1/35	5,000	5,207,950
(AMT), 5.00%, 12/1/38	10,000	10,342,400
(AMT), 5.00%, 11/15/42	9,575	10,149,787
(AMT), 5.00%, 11/15/53	5,835	6,041,617
Harris County, TX, Toll Road Revenue, 5.25%, 8/15/49	5,000	5,587,200
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/43	3,900	3,995,862
(AMT), 5.00%, 7/1/45	13,705	13,747,897
Illinois Toll Highway Authority, 5.25%, 1/1/43	16,835	18,934,661
Indianapolis Local Public Improvement Bond Bank, IN, (Indianapolis Airport Authority), (AMT), 5.25%, 1/1/40	5,000	5,448,600
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/38	13,500	14,022,990
(AMT), 5.00%, 3/1/46	6,400	6,531,392
(AMT), 5.00%, 3/1/54	4,835	4,911,780

Eaton Vance
National Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Kansas, Department of Transportation:
5.00%, 9/1/40(4)	$2,000	$ 2,278,740
5.00%, 9/1/42(4)	2,250	2,532,263
5.00%, 9/1/43(4)	3,500	3,913,525
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/46	6,775	7,064,767
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/46	19,935	20,877,128
Green Bonds, (AMT), 5.00%, 5/15/47	17,855	18,807,743
Massachusetts Port Authority, (AMT), 5.00%, 7/1/43	8,000	8,093,280
Massachusetts, (Rail Enhancement and Accelerated Bridge Program), 5.00%, 6/1/47	18,000	18,489,420
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(2)	16,500	17,871,975
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/49	10,500	10,818,885
Metropolitan Transportation Authority, NY:
(LOC: TD Bank, N.A.), 3.89%, 11/1/32(1)	10,000	10,000,000
Green Bonds, 4.75%, 11/15/45	3,050	3,131,984
Green Bonds, 5.00%, 11/15/39	8,000	8,861,760
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/44	15,750	16,239,667
New Jersey Turnpike Authority:
4.50%, 1/1/48	8,000	8,204,400
5.25%, 1/1/49	15,000	16,546,350
New York Thruway Authority, 4.00%, 1/1/44	10,000	9,903,400
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.50%, 6/30/54	6,750	7,159,657
Green Bonds, (AMT), 6.00%, 6/30/54	5,765	6,334,928
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	35,865	35,863,207
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,578,500
North Texas Tollway Authority:
4.125%, 1/1/39	10,215	10,387,633
5.00%, 1/1/48	10,000	10,223,600
Oklahoma Turnpike Authority, 5.50%, 1/1/53	12,500	13,807,750
Oregon Department of Transportation, 4.00%, 11/15/42	9,730	9,795,580
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	21,630	22,484,818
(AMT), 5.75%, 6/30/48	2,030	2,204,255
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Pennsylvania Turnpike Commission:
4.25%, 12/1/44	$3,000	$ 3,049,980
5.00%, 12/1/46	5,000	5,072,500
5.00%, 12/1/48	10,000	10,803,400
(LOC: TD Bank, N.A.), 3.95%, 12/1/38(1)	20,000	20,000,000
(LOC: TD Bank, N.A.), 3.95%, 12/1/43(1)	15,000	15,000,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,595	4,638,055
Phoenix Civic Improvement Corp., AZ, Airport Revenue:
(AMT), 5.00%, 7/1/42	6,250	6,350,187
(AMT), 5.00%, 7/1/49	10,400	10,668,736
Port Authority of New York and New Jersey:
5.00%, 9/1/38	6,130	6,619,051
(AMT), 5.00%, 12/1/44	4,500	4,781,070
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/44	8,000	8,224,160
(AMT), 5.00%, 7/1/45	12,260	12,692,778
Green Bonds, (AMT), 5.25%, 7/1/43	17,000	18,546,830
Port of Seattle, WA:
(AMT), 5.00%, 5/1/43	11,595	11,759,765
(AMT), 5.00%, 4/1/44	9,870	10,100,859
(AMT), 5.00%, 8/1/46	11,915	12,477,865
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/42	17,330	17,607,800
(AMT), 5.00%, 7/1/43	3,165	3,240,454
(AMT), 5.00%, 7/1/46	15,975	16,639,081
(AMT), 5.00%, 7/1/47	6,500	6,560,905
(AMT), 5.25%, 7/1/48	16,260	16,702,597
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	15,000	15,801,150
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/49	5,000	5,105,400
(AMT), 5.50%, 5/1/43	7,200	7,999,848
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	9,940	10,792,554
Triborough Bridge and Tunnel Authority, NY, (LOC: Barclays Bank PLC), 4.90%, 1/1/32(5)	10,030	10,030,000
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	9,070	8,826,652
		$ 867,597,932
Water and Sewer — 5.7%
Austin, TX, Water and Wastewater System Revenue:
5.00%, 11/15/47	$4,000	$ 4,318,720

Eaton Vance
National Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Austin, TX, Water and Wastewater System Revenue: (continued)
5.00%, 11/15/49	$5,250	$ 5,725,335
Charleston, SC, Waterworks and Sewer System Revenue, 5.00%, 1/1/47	5,000	5,475,000
Corpus Christi, TX, Utility System Revenue, 4.00%, 7/15/48	5,305	5,068,556
District of Columbia Water and Sewer Authority, 4.00%, 10/1/51	10,935	10,607,169
Fort Lauderdale, FL, Water & Sewer Revenue, 5.50%, 9/1/48	11,000	12,391,280
Gilbert Water Resources Municipal Property Corp., AZ, Green Bonds, 4.00%, 7/15/47	3,000	2,954,040
Houston, TX, Combined Utility System Revenue, 5.25%, 11/15/49	8,000	8,920,400
JEA, FL, Water and Sewer System Revenue, 5.25%, 10/1/49	7,800	8,682,258
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	4,000	3,886,920
Metropolitan Water District of Southern California, 5.00%, 4/1/36	10,000	11,820,800
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/49	10,000	9,756,600
5.00%, 6/15/47(2)	8,000	8,681,600
5.00%, 6/15/50	5,000	5,296,150
5.25%, 6/15/47	20,000	22,299,400
5.25%, 6/15/48	13,500	15,009,975
(SPA: JPMorgan Chase Bank, N.A.), 4.70%, 6/15/43(5)	15,000	15,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.70%, 6/15/44(5)	10,000	10,000,000
Philadelphia, PA, Water and Wastewater Revenue, 5.00%, 10/1/43	5,000	5,226,450
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.25%, 7/1/47	17,200	19,208,960
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	9,000	9,559,620
Sarasota County, FL, Utility System Revenue, 5.25%, 10/1/52	15,000	16,499,550
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/52	8,610	9,245,762
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	5,190	5,073,381
Tarrant Regional Water District, TX, Water Revenue, 4.00%, 3/1/54	10,000	9,537,600
Tualatin Valley Water District, OR:
5.00%, 6/1/48	3,400	3,734,764
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Tualatin Valley Water District, OR: (continued)
5.00%, 6/1/49	$4,120	$ 4,515,108
		$ 248,495,398
Total Tax-Exempt Municipal Obligations (identified cost $4,005,993,083)		$4,120,752,924

Taxable Municipal Obligations — 5.7%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(8)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(3)	$8,071	$ 1,452,793
		$ 1,452,793
Education — 0.0%(8)
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,341,865
		$ 1,341,865
General Obligations — 0.1%
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	$6,667	$ 4,092,095
		$ 4,092,095
Hospital — 0.8%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$ 34,078,065
		$ 34,078,065
Housing — 1.1%
Maine Housing Authority, (SPA: Barclays Bank PLC), 5.36%, 11/15/52(1)	$27,310	$ 27,310,000
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 5.35%, 1/1/47(1)	22,420	22,420,000
		$ 49,730,000
Insured - Transportation — 1.0%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/43	$14,295	$ 4,473,620
(AMBAC), 0.00%, 10/1/26	14,395	12,752,531

Eaton Vance
National Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Alameda Corridor Transportation Authority, CA: (continued)
(AMBAC), 0.00%, 10/1/27	$22,355	$ 18,834,982
(AMBAC), Escrowed to Maturity, 0.00%, 10/1/26	8,105	7,282,099
		$ 43,343,232
Lease Revenue/Certificates of Participation — 0.3%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$615	$ 613,087
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	300	299,136
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	10,000	9,991,100
		$ 10,903,323
Other Revenue — 0.5%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$28,000	$ 21,443,800
		$ 21,443,800
Special Tax Revenue — 0.3%
JobsOhio Beverage System, OH, 4.433%, 1/1/33	$12,575	$ 12,363,363
		$ 12,363,363
Transportation — 0.4%
Foothill/Eastern Transportation Corridor Agency, CA, 4.094%, 1/15/49	$20,856	$ 17,405,375
		$ 17,405,375
Water and Sewer — 1.2%
Metropolitan Water District of Southern California:
(SPA: PNC Bank, N.A.), 5.36%, 7/1/46(1)	$15,000	$ 15,000,000
(SPA: TD Bank, N.A.), 5.33%, 7/1/37(1)	36,250	36,250,000
		$ 51,250,000
Total Taxable Municipal Obligations (identified cost $259,640,410)		$ 247,403,911
Total Investments — 101.7% (identified cost $4,331,802,444)		$4,436,811,000
Other Assets, Less Liabilities — (1.7)%		$ (73,663,634)
Net Assets — 100.0%		$4,363,147,366

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(6)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $51,643,565 or 1.2% of the Fund's net assets.
(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy and is non-income producing.
(8)	Amount is less than 0.05%.
(9)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2024.
At June 30, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	17.4%
California	14.0%
Texas	13.2%
Others, representing less than 10% individually	55.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 6.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 3.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association

Eaton Vance
National Municipal Income Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund

SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 68,654,165	$ —	$ 68,654,165
Tax-Exempt Municipal Obligations	—	4,120,752,924	—	4,120,752,924
Taxable Municipal Obligations	—	247,403,911	—	247,403,911
Total Investments	$ —	$4,436,811,000	$ —	$4,436,811,000
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.